Loss before income tax - Additional Information (Details) € in Millions	1 Months Ended					6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Feb. 29, 2020 USD ($)	Dec. 31, 2019 USD ($)	Oct. 31, 2019 USD ($)	Oct. 31, 2018 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure Of Loss Before Income Tax [Line Items]
Revenue recognized from up-front payment as deferred consideration		$ 10,000,000
Receipt on non refundable up-front payment upon reaching product regulatory milestone					$ 25,000,000
Pre-launch inventory recognized	$ 28,900,000					$ 30,400,000		$ 28,900,000
Provision for obsolete stock						200,000		500,000
Manufacturing Commercialization Expenses
Disclosure Of Loss Before Income Tax [Line Items]
Pre-launch inventory recognized	$ 7,000,000					1,600,000		$ 7,000,000
Grunenthal
Disclosure Of Loss Before Income Tax [Line Items]
Non-refundable upfront payment received				$ 15,000,000
Milestone payment received			$ 2,500,000
Percentage of patients to provide regulatory harmonization, cost efficiencies and streamlined timelines	20.00%
Non-refundable upfront payments receivable	$ 17,500,000
Cumulative milestone payments reachable amount	1,000,000,000
Revenue recognized for right of use license of IP						0	$ 0
Grunenthal | Top of Range | Clinical, Manufacturing, Regulatory and Reimbursement Approval
Disclosure Of Loss Before Income Tax [Line Items]
Amount entitled to be received upon reaching product clinical and regulatory milestones and reimbursement targets are achieved	$ 112,500,000
Tasly
Disclosure Of Loss Before Income Tax [Line Items]
Deferred consideration milestone consideration recognized					20,000,000
Revenue recognized from up-front payment as deferred consideration					$ 10,000,000	0	0
TiGenix NV
Disclosure Of Loss Before Income Tax [Line Items]
Royalty income						200,000	200,000
Milestone revenue in relation to patent license agreement						0	1,200,000
Regulatory milestone payment receivable | €									€ 1.0
TiGenix NV | Top of Range
Disclosure Of Loss Before Income Tax [Line Items]
Milestone revenue relating to non-refundable up-front payment | €										€ 10.0
JCR Pharmaceuticals Co. Ltd
Disclosure Of Loss Before Income Tax [Line Items]
Royalties receivable under sales-based milestones						$ 3,200,000	$ 4,600,000